Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Wages and bonus	$ 45,478	$ 37,881
Dividends	51,365	50,838
License fees and royalties	9,739	9,922
Research and development payable	10,733	15,953
Fixture	1,450	2,228
Lease liabilities – current portion	2,528	2,343
Equipment	2,308	1,523
Professional fees	11,316	8,380
Contract liabilities	5,032	3,660
Construction payment due	2,373	2,778
Others	20,334	10,845
Accrued expenses and other current liabilities	$ 162,656	$ 146,351